Note H - Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
Note
H
–
Goodwill
and
Other
Intan
g
ible
Assets

Changes in the carrying value of goodwill during the years ended December 31, 2015 and 2014 are as follows:

Goodwill
Balance at January 1, 2014	$18,046
Acquisition	4,725
Foreign currency	(156)
Balance at December 31, 2014	22,615
Acquisition	2,428
Foreign currency	(484)
Balance at December 31, 2015	$24,559

The major components of goodwill and other intangible assets are:

	2015		2014
	Historical Cost	Accumulated Amortization	Historical Cost	Accumulated Amortization
Finite-lived intangible assets:
Customer relationships	$12,706	$4,430	$12,175	$3,372
Technology & drawings	6,745	2,412	6,620	2,035
Other intangibles	2,406	1,577	1,544	1,517
Total finite-lived intangible assets	21,857	8,419	20,339	6,924
Goodwill	24,559	—	22,615	—
Trade names & trademarks	3,066	—	3,888	—
Total	$49,482	$8,419	$46,842	$6,924

Amortization of intangible assets in 2015, 2014 and 2013 was $1.5 million, $1.4 million and $1.2 million, respectively. Amortization of these intangible assets for 2016 through 2020 is expected to approximate $1.5 million per year.